Message From The Chairman
-------------------------------------------------------------------------------
Dear Fellow Shareholders:
A difficult year for aggressive credit markets

In a year of surprises and shortfalls, the high yield market struggled through its third consecutive year of sub-coupon returns marking the first time that this has occurred in a non-recession environment. The high yield market was mired in limbo as potential issuers found it difficult to access the capital markets and investors were especially reluctant to finance over-leveraged and unproven companies. Liquidity arose to be a prominent obstacle for the asset class. The year proved to be nothing short of disappointing, as the Salomon Brothers High Yield Index posted an annual total return of -7.57%, its first annual loss since the asset class lost -2.34% in 1994, and only its third negative return since 1980./1/ For the six month period ended November 30 the index was -4.13%. High yield bonds have still returned 11.65% annually during the 21-year period.

Emerging fixed income markets posted mixed returns./2/ The sovereign and Brady bond dominated JP Morgan Emerging Market Bond Index Plus posted a total return of 15.66% in 2000 while the JP Morgan Latin Eurobond Index (a mix of both sovereign and corporate issuers from Latin American countries) returned 8.47% showing the drag on returns from corporate issuers./3/ Corporate credits were negatively impacted by the global economic slowdown in terms of credit deterioration and widening credit quality spreads.

The Summit High Yield Fund and the Summit Emerging Markets Bond Fund under-performed their benchmarks with total returns of -14.76% and -6.12% respectively for the six month period ended November 30, 2000./4/ The funds' relative under-performance in the period is attributable to their over-weighting of the telecommunications sector that performed poorly throughout 2000. In addition, technical factors hurt performance as a number of smaller companies' bonds suffered in a market where liquidity evaporated in the last six months. Consolidation among the dealer community was significant and lowered the amount of market-making capital available to this asset class.

2001

After 2000's struggle there a number of positives going forward. While we do not endeavor to predict the direction of the economy or markets, we believe that the backdrop to both the high yield and emerging markets looks favorable. Interest rate concerns should ease and liquidity improve while the market has more than priced in expected default rates. These factors coupled with an increased array of interest from crossover buyers migrating from traditional investment grade accounts, pensions, and endowments suffering shortfalls versus hurdle rates, investors have taken notice of perhaps the best entry point into the high yield asset class since 1991. The overall impact of these drivers of value leads us to
--------
/1/ The Salomon Brothers High Yield Index is a broad-based index of the high-
    yield bond market. Investors can not invest directly in an index.
/2/ International investing involves increased risk and volatility. Investing in emerging markets securities involves unique risks such as currency risks, political, social and economic risks, credit risks and liquidity, as described in the prospectus.
/3/ The J.P. Morgan EMBI+ Index is an index which tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local markets. The JP Morgan Latin Eurobond Index tracks total return for U.S. dollar-denominated Eurobond issues by Latin America corporate and sovereign borrowers. Investors can not invest directly in an index.
/4/ Past performance is not predictive of future performance and the composition of the Fund's holdings is subject to change. Investment return and principal value of the Summit High Yield Fund and the Summit Emerging Markets Bond Fund will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
the expectation for significant total returns in the high yield market of perhaps 15-20% during 2001 in our most likely scenario. That expectation for such performance would be in line with other asset classes such as equities, and outperforming more conservative fixed income asset classes.

What is different?

What makes the current situation so different from the past is that today's problems are quite different. While the problems in the early 1990's were the result of over-leveraged companies that could be remedied through re-capitalization or reorganization, developments in the high yield market since then are different. With a secular downturn in inflation in this period, increased margin pressure through increased competition and the late cycle phenomena of decelerating operating momentum, old industry giants had used leverage to combat severe fundamental pressures. Coupled with the emergence of growth industries, such as media and telecom, during the late 1990's, the traditional credit metrics such as leverage and coverage became less meaningful as did information that came from the balance sheet. A shift occurred where positive margins and momentum and stable to rising equity valuations allowed for capital market access and other positive event risk.

Following six consecutive interest rate increases beginning in June 1999, the Federal Reserve and the U.S. economy have witnessed a correction in equity markets and more speculative grade fixed income classes along with an unreceptive marketplace for new issues. Thus, the liquidity premium in both the high yield and emerging markets is very high. Anticipated future Fed easings will improved the market landscape.

Thank you for your continuing confidence in the Summit Investment Trust.

Sincerely,


/s/ Steven R. Sutermeister

Steven R. Sutermeister
Chairman
--------
The Summit High Yield Fund and Summit Emerging Markets Bond Fund are distributed by BISYS Fund Services.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Read it carefully before investing.

                               Table of Contents

                           Message From the Chairman
                                     Page 1

                      Statements of Assets and Liabilities
                                     Page 4

                            Statements of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedules of Portfolio Investments
                                     Page 7

                         Notes to Financial Statements
                                    Page 12

                              Financial Highlights
                                    Page 18

SUMMIT INVESTMENT TRUST

                      Statements of Assets and Liabilities
                               November 30, 2000
                                  (Unaudited)

                                                  High Yield   Emerging Markets
                                                     Fund         Bond Fund
                                                 ------------  ----------------
                    ASSETS:
Investments, at value (cost $34,596,613 and
 $25,166,505, respectively)..................... $ 25,096,768    $18,801,865
Interest receivable.............................    1,028,050        701,108
Other assets....................................       15,383         11,397
                                                 ------------    -----------
  Total Assets..................................   26,140,201     19,514,370
                                                 ------------    -----------
                  LIABILITIES:
Payable for capital shares redeemed.............       14,001             --
Accrued expenses and other payables:
 Investment advisory fees.......................        4,976         10,657
 Administration fees............................          438            323
 Distribution fees..............................        6,363          4,111
 Other..........................................       56,602         29,026
                                                 ------------    -----------
  Total Liabilities.............................       82,380         44,117
                                                 ------------    -----------
                  NET ASSETS:
Capital.........................................   46,427,169     29,816,007
Undistributed net investment income.............       27,868          5,643
Accumulated undistributed net realized losses
 from investments and foreign currency
 transactions...................................  (10,897,371)    (3,986,757)
Net unrealized depreciation on investments and
 assets and liabilities denominated in foreign
 currencies.....................................   (9,499,845)    (6,364,640)
                                                 ------------    -----------
  Net Assets.................................... $ 26,057,821    $19,470,253
                                                 ============    ===========
Net Assets:
 A Shares....................................... $ 25,878,614    $19,431,200
 B Shares.......................................      179,207         39,053
Outstanding units of beneficial interest
 (shares):
 A Shares.......................................    4,034,059      3,142,393
 B Shares.......................................       27,979          6,330
Net Asset Value:
 A Shares redemption price per share............ $       6.42    $      6.18
                                                 ============    ===========
 Maximum sales charge...........................         4.50%          4.50%
                                                 ============    ===========
 Maximum offering price (100%/(100%-maximum
  sales charge) of net asset value per share
  (adjusted to the nearest cent)................ $       6.72    $      6.47
                                                 ============    ===========
 B Shares offering price per share(a)........... $       6.41    $      6.17
                                                 ============    ===========

--------
(a) Redemption price for B Shares varies based on length of time shares are held.

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                            Statements of Operations
                   For the Six Months Ended November 30, 2000
                                  (Unaudited)

                                                   High Yield   Emerging Markets
                                                      Fund         Bond Fund
                                                   -----------  ----------------
INVESTMENT INCOME:
Interest income..................................  $ 1,934,279    $ 1,347,278
Dividend income..................................       17,864         22,598
                                                   -----------    -----------
  Total Income...................................    1,952,143      1,369,876
                                                   -----------    -----------
EXPENSES:
Investment advisory fees.........................      125,283         81,822
Administration fees..............................       31,287         21,819
12b-1 fees (A Shares)............................       38,853         27,253
12b-1 fees (B Shares)............................          884             64
Shareholder service fees (B Shares)..............          295             21
Accounting fees..................................       20,625         28,219
Custodian fees...................................        1,957          1,661
Legal fees.......................................       40,656         22,306
Transfer agent fees..............................       30,816         24,311
Trustees' fees...................................        9,269          6,580
Miscellaneous expenses...........................       36,642         23,210
                                                   -----------    -----------
  Total expenses before voluntary reductions.....      336,567        237,266
  Expenses voluntarily reduced...................      (85,389)       (19,009)
                                                   -----------    -----------
  Net Expenses...................................      251,178        218,257
                                                   -----------    -----------
Net Investment Income............................    1,700,965      1,151,619
                                                   -----------    -----------
REALIZED/UNREALIZED LOSSES ON INVESTMENTS:
Net realized losses on investments and foreign
 currency transactions...........................   (3,740,019)    (1,775,438)
Net change in unrealized depreciation on
 investments and assets and liabilities
 denominated in foreign currencies...............   (2,560,795)      (715,079)
                                                   -----------    -----------
Net realized/unrealized losses on investments and
 foreign currencies..............................   (6,300,814)    (2,490,517)
                                                   -----------    -----------
Change in net assets resulting from operations...  $(4,599,849)   $(1,338,898)
                                                   ===========    ===========

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                      Statements of Changes in Net Assets

                                High Yield Fund           Emerging Markets Bond Fund
                         ------------------------------  -----------------------------
                                                                             For the
                              For the        For the          For the      Year Ended
                         Six Months Ended   Year Ended   Six Months Ended    May 31,
                         November 30, 2000 May 31, 2000  November 30, 2000    2000
                         ----------------- ------------  ----------------- -----------
                            (Unaudited)                     (Unaudited)
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income..    $ 1,700,965    $  3,878,217     $ 1,151,619    $ 2,383,654
 Net realized losses on
  investments and
  foreign currency
  transactions..........     (3,740,019)     (3,053,949)     (1,775,438)    (1,080,799)
 Net change in
  unrealized
  depreciation on
  investments and assets
  and liabilities
  denominated in foreign
  currencies............     (2,560,795)     (1,152,842)       (715,079)       159,630
                            -----------    ------------     -----------    -----------
 Change in net assets
  resulting from
  operations............     (4,599,849)       (328,574)     (1,338,898)     1,462,485
                            -----------    ------------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income..
  A Shares..............     (1,709,310)     (3,862,589)     (1,163,760)    (2,408,039)
  B Shares..............        (11,821)        (30,125)         (1,248)          (137)
                            -----------    ------------     -----------    -----------
Change in net assets
 from shareholder
 distributions..........     (1,721,131)     (3,892,714)     (1,165,008)    (2,408,176)
                            -----------    ------------     -----------    -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................        240,477       4,067,781         108,617      1,917,991
 Dividends reinvested...        428,996       1,957,272          15,660        761,670
 Cost of shares
  redeemed..............     (2,030,622)    (15,761,696)       (154,716)    (1,967,621)
                            -----------    ------------     -----------    -----------
Change in net assets
 from capital
 transactions...........     (1,361,149)     (9,736,643)        (30,439)       712,040
                            -----------    ------------     -----------    -----------
Change in net assets....     (7,682,129)    (13,957,931)     (2,534,345)      (233,651)
NET ASSETS:
 Beginning of period....     33,739,950      47,697,881      22,004,598     22,238,249
                            -----------    ------------     -----------    -----------
 End of period..........    $26,057,821    $ 33,739,950     $19,470,253    $22,004,598
                            ===========    ============     ===========    ===========

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                       Schedule of Portfolio Investments
                               November 30, 2000
                                  (Unaudited)

 Shares or
 Principal                         Security                           Market
  Amount                         Description                           Value
 ---------  -----------------------------------------------------   -----------

 Corporate Bonds (95.3%):
 Communications (45.3%):
 Cable TV/Programming (6.8%):
 $  500,000 Charter Communications Holdings, LLC, Senior Notes,
             10.25%, 1/15/10*....................................   $   470,000
    500,000 Diamond Cable Communications Co., 13.25%, 9/30/04....       480,000
    500,000 Frontiervision Holdings LP,
             0.00%, 9/15/07(b)*..................................       390,000
    500,000 Telewest Communications plc, 11.00%, 10/1/07.........       420,000
                                                                    -----------
                                                                      1,760,000
                                                                    -----------
 Data/Internet (3.9%):
  1,000,000 Exodus Communications Inc.,
             10.75%, 12/15/09*...................................       790,000
    500,000 Psinet Inc., 11.00%, 8/1/09*.........................       145,000
    500,000 Teligent Inc., 11.50%, 12/1/07.......................        70,000
                                                                    -----------
                                                                      1,005,000
                                                                    -----------
 Domestic--Retail Telecom (13.1%):
  1,000,000 Fairpoint Communications Inc., 10.91%, 5/1/08*.......       884,999
  1,000,000 Focal Communications Corp.,
             11.88%, 1/15/10*....................................       520,000
  1,000,000 ITC Deltacom Inc.,
             9.75%, 11/15/08*....................................       715,000
    500,000 Nextel Communications Inc.,
             9.38%, 11/15/09*....................................       440,000
    500,000 Pac-West Telecomm Inc.,
             13.50%, 2/1/09*.....................................       430,000
    500,000 Spectrasite Holdings Inc.,
             10.75%, 3/15/10*....................................       440,000
                                                                    -----------
                                                                      3,429,999
                                                                    -----------
 Domestic--Wholesale Telecom (2.1%):
    500,000 Qwest Communications International, 10.88%, 4/1/07*..       548,015
                                                                    -----------
 Equipment Providers (3.6%):
    500,000 360NETWORKS INC.,
             12.00%, 8/1/09*.....................................       330,000
  1,000,000 World Access Inc., 13.25%, 1/15/08...................       600,000
                                                                    -----------
                                                                        930,000
                                                                    -----------

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 ---------  ------------------------------------------------------   -----------

 Corporate Bonds, continued:
 International--Retail Telecom (11.2%):
 $1,000,000 AT&T Canada Inc.,
             12.00%, 8/15/07*.....................................   $ 1,100,000
  1,000,000 British Telecom plc, Senior Notes, 11.88%, 12/1/08*...     1,180,000
  1,000,000 VersaTel Telecom International NV, 13.25%, 5/15/08*...       660,000
                                                                     -----------
                                                                       2,940,000
                                                                     -----------
 International--Wholesale Telecom (1.5%):
  1,000,000 Global Telesystems Inc.,
             11.50%, 12/15/07.....................................        60,000
  1,000,000 Viatel Inc., 11.25%, 4/15/08*.........................       330,000
                                                                     -----------
                                                                         390,000
                                                                     -----------
 Pay Phone Operators (3.1%):
  1,000,000 Evercom Inc., 11.00%, 6/30/07*........................       800,000
                                                                     -----------
                                                                      11,803,014
                                                                     -----------
 Energy/Mining (2.9%):
 Distribution (1.0%):
    400,000 Empire Gas Corp.,
             12.88%, 7/15/04*.....................................       266,000
                                                                     -----------
 Oil Comp-Integrated (1.9%):
    500,000 Chesapeake Energy Corp.,
             9.63%, 5/1/05*.......................................       497,500
                                                                     -----------
                                                                         763,500
                                                                     -----------
 Financial (3.0%):
 Banking/Insurance (3.0%):
    500,000 AmeriCredit Corp., 9.88%, 4/15/06*....................       485,000
    500,000 Finova Capital Corp.,
             7.25%, 11/8/04.......................................       290,000
                                                                     -----------
                                                                         775,000
                                                                     -----------
 Food Items--Wholesale (1.9%):
 Food Products (1.9%):
  1,000,000 Chiquita Brands International Inc., 10.00%, 6/15/09...       500,000
                                                                     -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                  Schedule of Portfolio Investments, Continued
                               November 30, 2000
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 ---------  ------------------------------------------------------   -----------

 Corporate Bonds, continued:
 Manufacturing/Consumer Goods (6.7%):
 Electric/HVAC (3.8%):
 $1,000,000 International Wire Group Inc., 11.75%, 6/1/05*........   $   980,000
                                                                     -----------
 Professional & Commercial Equipment (1.3%):
  1,000,000 Anchor Lamina Inc.,
             9.88%, 2/1/08*.......................................       350,000
                                                                     -----------
 Textile/Apparel (1.6%):
    500,000 Anvil Knitwear Inc.,
             10.88%, 3/15/07*.....................................       425,000
                                                                     -----------
                                                                       1,755,000
                                                                     -----------
 Manufacturing/Trade (13.1%):
 Automotive (0.3%):
    500,000 Federal-Mogul Corp.,
             7.50%, 1/15/09*......................................        78,750
                                                                     -----------
 Metals (1.9%):
  1,000,000 Kaiser Aluminum & Chemicals, 12.75%, 2/1/03...........       500,000
                                                                     -----------
 Miscellaneous (7.5%):
    500,000 Flextronics International Ltd.,
             9.88%, 7/1/10*.......................................       473,750
    500,000 IMO Industries Inc.,
             11.75%, 5/1/06*......................................       500,000
  1,000,000 International Knife & Saw Corp., 11.38%, 11/15/06*....       526,250
    500,000 Knowles Electronics Inc.,
             13.13%, 10/15/09*....................................       465,000
                                                                     -----------
                                                                       1,965,000
                                                                     -----------
 Paper & Pulp (3.4%):
  1,000,000 Indah Kiat Finance Mauritius, 10.00%, 7/1/07*.........       360,000
    500,000 Repap New Brunswick,
             10.63%, 4/15/05......................................       515,000
                                                                     -----------
                                                                         875,000
                                                                     -----------
                                                                       3,418,750
                                                                     -----------

 Shares or
 Principal                         Security                           Market
  Amount                         Description                           Value
 ---------  -----------------------------------------------------   -----------

 Corporate Bonds, continued:
 Media (3.3%):
 Outdoor Advertising (3.3%):
 $1,000,000 Tri-State Outdoor Media Group Inc., 11.00%, 5/15/08*.   $   850,000
                                                                    -----------
 Miscellaneous Services (18.8%):
 Distribution (3.2%):
  1,000,000 Affinity Group Holdings Inc., 11.00%, 4/1/07*........       830,000
                                                                    -----------
 Funeral Services (1.0%):
    500,000 Service Corporation International, 6.50%, 3/15/08....       255,000
                                                                    -----------
 Healthcare (3.4%):
  1,000,000 Insight Health Services Corp.,
             9.63%, 6/15/08*.....................................       890,000
                                                                    -----------
 Hospital Management & Services (2.0%):
    500,000 HCA-The Healthcare Co.,
             8.75%, 9/1/10.......................................       511,575
                                                                    -----------
 Hotel/Gaming (7.3%):
    500,000 Hollywood Casino Corp., Senior Secured Notes, 11.25%,
             5/1/07*.............................................       513,750
  1,000,000 Host Marriott Corp., 7.88%, 8/1/08...................       915,000
    500,000 Venetian Casino Resort LLC, 12.25%, 11/15/04*........       490,000
                                                                    -----------
                                                                      1,918,750
                                                                    -----------
 Real Estate Investment Trust (1.9%):
    500,000 Felcor Lodging LP,
             9.50%, 9/15/08*.....................................       498,750
                                                                    -----------
                                                                      4,904,075
                                                                    -----------
 Transportation (0.3%):
 Trucking/Warehousing (0.3%):
    173,953 Trism Inc., 12.00%, 2/15/05*.........................        86,977
                                                                    -----------
  Total Corporate Bonds...........................................   24,856,316
                                                                    -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                 Schedule of Portfolio Investments, Continued
                               November 30, 2000
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 ---------  ------------------------------------------------------   -----------

 Common Stocks (0.3%):
 Communications (0.3%):
 Equipment Providers (0.1%):
      6,284 World Access Inc.**...................................   $    19,245
                                                                     -----------
 International--Wholesale Telecom (0.1%):
      4,283 Viatel Inc.**.........................................        23,824
                                                                     -----------
 Paging/Telegraph (0.0%):
      1,000 Paging Network DO Brazil Holding Co. LLC, Class B**...             0
                                                                     -----------
 Pay Phone Operators (0.1%):
    114,000 PhoneTel Technologies Inc.**..........................        14,820
                                                                     -----------
                                                                          57,889
                                                                     -----------
 Transportation (0.0%):
 Trucking/Warehousing (0.0%):
     11,017 Trism Inc.**..........................................        11,017
                                                                     -----------
  Total Common Stocks..............................................       68,906
                                                                     -----------

--------
Percentages indicated are based on net assets of $26,057,821.

 Shares or
 Principal                         Security                           Market
  Amount                         Description                           Value
 ---------  -----------------------------------------------------   -----------

 Investment Companies (0.7%):
 $  171,544 Fifth Third Prime Money Market Fund..................   $   171,544
                                                                    -----------
  Total Investment Companies......................................      171,544
                                                                    -----------
 Warrants (0.0%):
 Manufacturing/Consumer Goods (0.0%):
 Consumer Products (0.0%):
      2,000 Renaissance Cosmetics Inc., Warrants, expire 8/15/01.             2
                                                                    -----------
  Total Warrants..................................................            2
                                                                    -----------
  Total Investments
   (Cost $34,596,613)(a)--96.3%...................................   25,096,768
                                                                    -----------
  Other assets in excess of liabilities--3.7%.....................      961,053
                                                                    -----------
  Total Net Assets--100.0%........................................  $26,057,821
                                                                    ===========

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

    Unrealized appreciation......... $   436,273
    Unrealized depreciation.........  (9,936,118)
                                     -----------
    Net unrealized depreciation..... $(9,499,845)
                                     ===========

(b)  Interest rate increases to 11.88% on September 15, 2001.
 * Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, the market value of Rule 144A securities amounted to $19,739,741 or 76% of net assets.
**  Non-income producing security.

                      See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                       Schedule of Portfolio Investments
                               November 30, 2000
                                  (Unaudited)

 Shares or
 Principal                         Security                           Market
  Amount                         Description                           Value
 ---------  -----------------------------------------------------   -----------

 Corporate Bonds (92.5%):
 Asia (5.5%):
 Indonesia (4.6%):
 $  500,000 APP China Group Ltd.,
             14.00%, 3/15/10*....................................   $   170,000
    500,000 APP International Finance Co., 11.75%, 10/1/05.......       195,000
  1,000,000 DGS International Finance Co., 10.00%, 6/1/07*.......       110,000
  1,000,000 Tjiwi Kimia Finance Mauritius Ltd., 10.00%, 8/1/04*..       430,000
                                                                    -----------
                                                                        905,000
                                                                    -----------
 Philippines (0.9%):
    500,000 Bayan Telecommunications Inc., Senior Notes, 13.50%,
             7/15/06*............................................       170,000
                                                                    -----------
                                                                      1,075,000
                                                                    -----------
 Caribbean (4.7%):
 Dominican Republic (4.7%):
  1,000,000 Tricom SA, 11.38%, 9/1/04*...........................       920,000
                                                                    -----------
 Eastern Europe (12.6%):
 Poland (3.7%):
  1,000,000 Netia Holdings SA, 10.25%, 11/1/07*..................       730,000
                                                                    -----------
 Russia (3.7%):
    195,237 Russian Federation, 8.25%, 3/31/10*..................       118,606
  1,674,191 Russian Federation, 2.50%, 3/31/30(b)*...............       594,338
                                                                    -----------
                                                                        712,944
                                                                    -----------
 Turkey (5.2%):
  1,000,000 Cellco Finance NV, 15.00%, 8/1/05*...................     1,010,000
                                                                    -----------
                                                                      2,452,944
                                                                    -----------
 Latin America (51.6%):
 Argentina (18.2%):
  1,000,000 Acindar Industria Argentina de Aceros SA, 11.25%,
             2/15/04.............................................       640,000
  1,000,000 Autopistas del Sol SA,
             10.25%, 8/1/09*.....................................       620,000

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 ---------  ------------------------------------------------------   -----------

 Corporate Bonds, continued:
 Argentina, continued:
 $  500,000 Cablevision SA, 13.75%, 5/1/09*.......................   $   370,000
  1,000,000 Cia International Telecom Cointel, 10.38%, 8/1/04*....       800,000
  1,000,000 Mastellone Hermanos SA,
             11.75%, 4/1/08*......................................       630,000
    500,000 Supermercados Norte,
             10.88%, 2/9/04*......................................       465,000
                                                                     -----------
                                                                       3,525,000
                                                                     -----------
 Brazil (13.1%):
  1,000,000 Comtel Brasileira Ltd.,
             10.75%, 9/26/04*.....................................       965,000
  1,000,000 Espirito Santo Centrais Electrias, 10.00%, 7/15/07*...       777,500
  1,000,000 MRS Logistica SA,
             10.63%, 8/15/05*.....................................       817,500
                                                                     -----------
                                                                       2,560,000
                                                                     -----------
 Mexico (15.4%):
    500,000 Alestra SA, 12.63%, 5/15/09*..........................       392,500
  1,000,000 Consorcio Grupo Dina,
             8.00%, 8/8/04, Convertible Bond......................        90,000
    500,000 Gruma SA, 7.63%, 10/15/07*............................       381,140
    500,000 Grupo Industrial Durango Gidusa, 12.63%, 8/1/03.......       506,250
  1,000,000 Innova S. de R.L., 12.88%, 4/1/07*....................       905,000
    500,000 Maxcom Telecomunicaciones SA de SV, 13.75%, 4/1/07*...       250,000
    500,000 TV Azteca SA de CV,
             10.50%, 2/15/07*.....................................       470,000
                                                                     -----------
                                                                       2,994,890
                                                                     -----------
 Venezuela (4.9%):
  1,000,000 Cantv Finance Ltd., 9.25%, 2/1/04.....................       957,500
                                                                     -----------
                                                                      10,037,390
                                                                     -----------
 North America (1.6%):
 United States (1.6%):
    500,000 Impsat Fiber Networks Inc.,
             13.75%, 2/15/05*.....................................       315,000
                                                                     -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                 Schedule of Portfolio Investments, Continued
                               November 30, 2000
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 ---------  ------------------------------------------------------   -----------

 Corporate Bonds, continued:
 Western Europe (16.5%):
 Greece (3.9%):
 $1,000,000 Fage Dairy Industries SA,
             9.00%, 2/1/07*.......................................   $   760,000
                                                                     -----------
 Luxembourg (4.3%):
    500,000 Millicom International Cellular SA, 0.00%, 6/1/06*....       390,000
    500,000 PTC International Finance II SA, 11.25%, 12/1/09*.....       440,000
                                                                     -----------
                                                                         830,000
                                                                     -----------
 Netherlands (4.8%):
    500,000 United Pan-Europe Communications
              NV, 11.25%, 11/1/09*................................       286,250
    500,000 VersaTel Telecom International NV, 13.25%, 5/15/08*...       330,000
    500,000 VersaTel Telecom International NV, 11.88%, 7/15/09....       315,000
                                                                     -----------
                                                                         931,250
                                                                     -----------
 Spain (3.5%):
    500,000 Jazztel plc, Senior Notes,
             14.00%, 4/1/09*......................................       310,000
    500,000 Ono Finance plc, 13.00%, 5/1/09*......................       375,000
                                                                     -----------
                                                                         685,000
                                                                     -----------
                                                                       3,206,250
                                                                     -----------
  Total Corporate Bonds............................................   18,006,584
                                                                     -----------

--------
Percentages indicated are based on net assets of $19,470,253.

 Shares or
 Principal                         Security                           Market
  Amount                         Description                           Value
 ---------  -----------------------------------------------------   -----------

 Investment Companies (3.9%):
 North America (3.9%):
 United States (3.9%):
 $  760,251 Fifth Third Prime Money Market Fund..................   $   760,251
                                                                    -----------
  Total Investment Companies......................................      760,251
                                                                    -----------
 Rights/Warrants (0.2%):
 Asia (0.0%):
 Indonesia (0.0%):
        500 APP China Group Ltd., Warrants, expire 3/15/05*......             5
                                                                    -----------
 Latin America (0.0%):
 Mexico (0.0%):
        500 Maxcom Telecomunicaciones SA de SV, Warrants, expire
             4/1/07*.............................................            25
                                                                    -----------
 Western Europe (0.2%):
 Spain (0.2%):
        500 Ono Finance plc, Warrants, expire 5/31/09*...........        35,000
                                                                    -----------
  Total Rights/Warrants...........................................       35,030
                                                                    -----------
  Total Investments
   (Cost $25,166,505)(a)--96.6%...................................   18,801,865
                                                                    -----------
  Other assets in excess of liabilities--3.4%.....................      668,388
                                                                    -----------
  Total Net Assets--100.0%........................................  $19,470,253
                                                                    ===========

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

    Unrealized appreciation......... $   243,070
    Unrealized depreciation.........  (6,607,710)
                                     -----------
    Net unrealized depreciation..... $(6,364,640)
                                     ===========

(b)  Interest rate increases to 5.00% on March 31, 2001.
 * Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, the market value of Rule 144A securities amounted to $15,337,864 or 79% of net assets.

                      See notes to financial statements.

SUMMIT INVESTMENT TRUST

                         Notes to Financial Statements
                               November 30, 2000
                                  (Unaudited)

1. Organization:

 Summit Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated March 8, 1994, as amended. The Trust is comprised of two managed investment portfolios, the Summit High Yield Fund (the "High Yield Fund") and the Summit Emerging Markets Bond Fund (the "Emerging Markets Fund"), collectively (the "Funds"), or individually (the "Fund"). On July 31, 1997, the Institutional Service Shares of the Summit High Yield Fund ceased operations and all outstanding shares were converted to High Yield Class A Shares. Effective October 8, 1998, the Funds added Class B Shares, which impose a back end sales charge (load) if an investor sells the shares before the sixth year after their purchase.

 The High Yield Fund's investment objective is high current income with capital appreciation as a secondary goal. The Fund invests primarily in lower-quality, intermediate term corporate bonds.

 The Emerging Markets Fund's investment objective is to provide high income and capital appreciation. The Fund invests primarily in government and corporate debt securities of emerging market nations.

 The Funds are authorized to issue an unlimited number of shares, which are units of beneficial interest without par value.

2. Significant Accounting Policies:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

 Securities Valuation:

 Securities which are traded on stock exchanges are valued at the last sales price as of the close of the New York Stock Exchange (the "Exchange"), or lacking any sales, at the closing bid price. Securities traded in the "over-the-counter" market are valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed income securities are generally traded in the over-the-counter market. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. As approved by the Board of Trustees, the Funds use a pricing service or services in determining the net asset value of shares of the Funds. Fixed income securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.

 Foreign Currency Translation:

 The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Emerging Markets Fund denominated in a foreign currency are translated into U.S. dollars at

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 2000
                                  (Unaudited)

 the exchange rate on the date of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchanges on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

 Securities Transactions and Related Income:

 Securities transactions are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost.

 Dividends to Shareholders:

 Dividends from net investment income are declared and paid monthly. Net realized capital gains, if any, are declared and paid at least annually.

 Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are primarily due to differing treatments for market discount and foreign currency transactions.

 Federal Income Taxes:

 It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

 Other:

 Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to both Funds are allocated among each Fund based upon relative net assets or another appropriate method. Expenses of the Fund are allocated among the share classes on a pro-rata basis.

 In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Funds currently do not amortize premiums or accrete discounts in all cases. Upon adoption, the Funds will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or decrease net investment income with an offsetting decrease or increase on unrealized appreciation (depreciation) of securities. This adjustment will therefore, have no effect on the net assets of the Funds. At this time, the Funds have not completed its analysis of the impact of this accounting change.

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 2000
                                  (Unaudited)


3. Purchases and Sales of Portfolio Securities:

 Purchases and sales of securities (excluding short-term securities) for the six months ended November 30, 2000 are as follows:

                                                          Purchases     Sales
                                                         ----------- -----------
  High Yield Fund....................................... $10,821,982 $12,154,120
  Emerging Markets Fund................................. $   850,149 $ 1,486,324

4. Related Party Transactions:

 First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202, is the investment adviser to the Funds. FSCM was organized on January 4, 1994, principally for purposes of sponsoring and managing the Trust pursuant to a Joint Venture Agreement (the "Joint Venture Agreement") between Summit Investment Partners, LLC, ("Summit"), formerly Carillon Advisors, Inc., an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Under the Joint Venture Agreement, Summit serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. Summit is a division of Union Central Life, an Ohio mutual insurance company, which owns approximately 71% of the High Yield Fund and 99% of the Emerging Markets Fund as of November 30, 2000. Freeman is the parent corporation of Freeman Securities Company, Inc., a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

 Under the terms of the Investment Advisory Agreement between the Trust and FSCM (the "Advisory Agreement"), FSCM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Effective July 1, 1995, the investment advisory fee is based on the total return investment performance of the High Yield Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index for the same period. The advisory fee is paid monthly at an annual rate which varies between 0.35% and 1.15% of the High Yield Fund's average daily net assets. For the Emerging Markets Fund, the advisory fee is paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has agreed to waive a portion of its advisory fee so as to limit the total annual expenses of the Class A Shares and Class B Shares of the High Yield Fund to 1.60% and 2.35%, respectively, and the Emerging Markets Fund to 2.00% and 2.75%, respectively. For the six months ended November 30, 2000, FSCM received $50,884 and $68,268 of advisory fees after voluntarily waiving $74,399 and $13,554 for the High Yield Fund and Emerging Markets Fund, respectively.

 Summit Investment Partners, LLC, with offices at 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202, serves as investment sub-adviser (the "Sub-Adviser") to the Funds pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to each

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 2000
                                  (Unaudited)

 Fund. Under the Sub-Advisory Agreement, the Sub-Adviser receives from FSCM a fee equal to 0.50% of the average daily net assets of each Fund, provided the total fee for each year shall not exceed $125,000 per Fund for services rendered. If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period of less than twelve months, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fees as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and Summit, or paid by FSCM.

 BISYS Fund Services Ohio, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator to the Trust.

 Certain officers of the Trust are affiliated with BISYS or with FSCM. Such officers are not paid any fees directly by the Funds or the Trust for serving as officers of the Trust.

 The Trust's Administrator assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee under the terms of the Management and Administration Agreement between the Trust and the Administrator. The fee is computed daily and paid monthly as a percentage of the average daily net assets of the Funds at an annual rate of 0.20%. For the six months ended November 30, 2000, the Administrator received $23,465 and $16,365 of administration fees after voluntarily waiving $7,822 and $5,455 of administration fees for the High Yield Fund and Emerging Markets Fund, respectively.

 The Trust has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which BISYS Fund Services, Limited Partnership (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, receives fees for providing distribution and shareholder services under the Distribution Agreement between the Trust and the Distributor. Under the Plan, Class A Shares are subject to an annual distribution fee of up to 0.25% of the average daily net assets, and Class B Shares are subject to an annual distribution fee of up to 1.00% of the average daily net assets. The Distributor may use up to 0.25% of the fees for shareholder servicing and up to 0.75% for distribution activities. For the six months ended November 30, 2000, BISYS has received $36,864 and $27,338 of distribution fees after voluntarily waiving $3,168 and $0 of distribution fees for the High Yield Fund and the Emerging Markets Fund, respectively. These fees may be used by BISYS to pay financial institutions, including the Sub-Adviser, broker-dealers and other institutions, or to reimburse BISYS or its affiliates for distribution or shareholder service assistance. In addition, BISYS has the right, as principal underwriter, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares. BISYS may sell such shares at the public offering price, which is the net asset value plus a maximum sales charge of 4.50% or, in the case of sales to dealers, at the public offering price less a concession determined by BISYS which may not exceed the amount of the sales charge or the underwriting discount. For the six months ended November 30, 2000, BISYS received $1,260 and $0 from commissions earned on sales of the High Yield Fund and Emerging Markets Fund, respectively, of which $226 was re-allowed to BISYS and Carillon Investments (affiliated broker/dealers).

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 2000
                                  (Unaudited)


 The Administrator also serves as the Trust's transfer agent and is entitled to receive fees based upon a contractually specified amount per shareholder with specified minimum per portfolio amounts and surcharges. In addition, the transfer agent is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services. The Administrator also serves the Trust as fund accountant. Under the terms of the Fund Accounting Agreement, the Administrator is entitled to receive the greater of $30,000 and $45,000 or 0.03% and 0.05% of the average daily net assets of the High Yield Fund and Emerging Markets Fund, respectively. In addition, the Administrator is entitled to be reimbursed for certain out-of-pocket expenses incurred in providing such fund accounting services. Transfer agent and fund accounting fees for the six months ended November 30, 2000 were $51,441 and $52,530, for the High Yield Fund and the Emerging Markets Fund, respectively.

5. Shares of Beneficial Interest:

 The following is a summary of transactions in Fund shares:

                                 High Yield Fund            Emerging Markets Bond Fund
                          ------------------------------  ------------------------------
                             For the Six      For the        For the Six      For the
                            Months Ended     Year Ended     Months Ended     Year Ended
                          November 30, 2000 May 31, 2000  November 30, 2000 May 31, 2000
                          ----------------- ------------  ----------------- ------------
                             (Unaudited)                     (Unaudited)
CAPITAL TRANSACTIONS:
A Shares:
 Proceeds from shares
  issued................     $   240,477    $  4,054,772      $  65,490     $ 1,917,991
 Dividends reinvested...         426,641       1,952,598         15,589         761,533
 Cost of shares
  redeemed..............      (1,987,496)    (15,670,169)      (154,716)     (1,967,621)
                             -----------    ------------      ---------     -----------
 Change in net assets
  from A Shares
  transactions..........     $(1,320,378)   $ (9,662,799)     $ (73,637)    $   711,903
                             ===========    ============      =========     ===========
B Shares:
 Proceeds from shares
  issued................     $        --    $     13,009      $  43,126     $        --
 Dividends reinvested...           2,355           4,674             72             137
 Cost of shares
  redeemed..............         (43,126)        (91,527)            --              --
                             -----------    ------------      ---------     -----------
 Change in net assets
  from B Shares
  transactions..........     $   (40,771)   $    (73,844)     $  43,198     $       137
                             ===========    ============      =========     ===========
SHARE TRANSACTIONS:
A Shares:
 Proceeds from shares
  issued................          31,596         479,419          9,248         256,266
 Dividends reinvested...          58,049         232,308          2,292         105,544
 Cost of shares
  redeemed..............        (265,543)     (1,884,091)       (22,005)       (262,245)
                             -----------    ------------      ---------     -----------
 Change in A Shares.....        (175,898)     (1,172,364)       (10,465)         99,565
                             ===========    ============      =========     ===========
B Shares:
 Proceeds from shares
  issued................              --           1,498          6,116              --
 Dividends reinvested...             323             564             11              19
 Cost of shares
  redeemed..............          (5,682)        (11,148)            --              --
                             -----------    ------------      ---------     -----------
 Change in B Shares.....          (5,359)         (9,086)         6,127              19
                             ===========    ============      =========     ===========


                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 2000
                                  (Unaudited)

6. Concentration of Credit Risk:

 The Funds may invest its assets in intermediate to long-term, high yield, medium and lower quality, fixed income securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. If market quotations are not readily available for the Fund's lower-rated or non-rated securities, these securities will be valued by a method that the Trustees believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated securities than with respect to securities for which external sources of quotations and last sale information are more available.

 The Emerging Markets Fund has a relatively large concentration of securities invested in companies domiciled in emerging market nations. The Fund may be more susceptible to the political, social and economic events adversely affecting the companies than funds not so concentrated.

SUMMIT HIGH YIELD FUND

                              Financial Highlights

         For a unit of beneficial interest outstanding for each period

                               For the        For the      For the      For the      For the      For the
                          Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                          November 30, 2000 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
A Shares
Net Asset Value,
 Beginning of Period....       $  7.95        $  8.79      $ 10.99      $ 11.32      $ 11.05      $ 10.11
                               -------        -------      -------      -------      -------      -------
INVESTMENT ACTIVITIES:
 Net investment income..          0.42           0.82         0.95         1.01         0.99         1.01
 Net realized and
  unrealized gains
  (losses) on
  investments...........         (1.53)         (0.84)       (1.89)        0.70         0.90         0.95
                               -------        -------      -------      -------      -------      -------
 Total from Investment
  Activities............         (1.11)         (0.02)       (0.94)        1.71         1.89         1.96
                               -------        -------      -------      -------      -------      -------
DISTRIBUTIONS:
 Net investment income..         (0.42)         (0.82)       (0.97)       (1.01)       (0.99)       (1.01)
 In excess of net
  investment income.....            --             --           --           --        (0.13)          --
 Net realized gains.....            --             --        (0.29)       (1.03)       (0.50)       (0.01)
                               -------        -------      -------      -------      -------      -------
 Total Distributions....         (0.42)         (0.82)       (1.26)       (2.04)       (1.62)       (1.02)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
 Period.................       $  6.42        $  7.95      $  8.79      $ 10.99      $ 11.32      $ 11.05
                               =======        =======      =======      =======      =======      =======
Total Return (excludes
 sales charges).........        (14.55)%(a)     (0.22)%      (8.45)%      16.17%       18.15%       20.34%
Ratios to Average Net
 Assets/ Supplemental
 Data:
 Net Assets at end of
  period (000)..........       $25,879        $33,475      $47,325      $55,643      $34,707      $28,628
 Expenses before
  waivers...............          2.14%(b)       1.74%        1.71%        2.03%        2.32%        2.24%
 Net investment income
  before waivers........         10.32%(b)       9.58%        9.86%        8.38%        8.01%        8.78%
 Expenses net of
  waivers...............          1.60%(b)       1.60%        1.60%        1.60%        1.60%        1.60%
 Net investment income
  net of waivers........         10.87%(b)       9.72%        9.97%        8.81%        8.73%        9.42%
 Portfolio turnover(c)..         37.80%        105.29%      176.06%      518.74%      271.68%      187.61%

--------
(a)  Not annualized.
(b)  Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.

                       See notes to financial statements.

SUMMIT HIGH YIELD FUND

                              Financial Highlights

         For a unit of beneficial interest outstanding for each period

                                      For the        For the        For the
                                 Six Months Ended   Year Ended   Period Ended
                                 November 30, 2000 May 31, 2000 May 31, 1999(a)
                                 ----------------- ------------ ---------------
                                    (Unaudited)
B Shares
Net Asset Value, Beginning of
 Period.........................      $ 7.94          $ 8.78        $ 9.10
                                      ------          ------        ------
INVESTMENT ACTIVITIES:
 Net investment income..........        0.39            0.76          0.53
 Net realized and unrealized
  gains (losses) on investments.       (1.53)          (0.84)         0.02
                                      ------          ------        ------
  Total from Investment
   Activities...................       (1.14)          (0.08)         0.55
                                      ------          ------        ------
DISTRIBUTIONS:
 Net investment income..........       (0.39)          (0.76)        (0.58)
 Net realized gains.............          --              --         (0.29)
                                      ------          ------        ------
  Total Distributions...........       (0.39)          (0.76)        (0.87)
                                      ------          ------        ------
Net Asset Value, End of Period..      $ 6.41          $ 7.94        $ 8.78
                                      ======          ======        ======
Total Return (excludes sales
 charges).......................      (14.90)%(b)      (0.85)%        6.20%(b)
Ratios to Average Net
 Assets/Supplemental Data:
 Net Assets at end of period
  (000).........................      $  179           $ 265         $ 372
 Expenses before waivers........        2.91%(c)        2.47%         2.31%(c)
 Net investment income before
  waivers.......................        9.50%(c)        8.86%         9.02%(c)
 Expenses net of waivers........        2.35%(c)        2.35%         2.22%(c)
 Net investment income net of
  waivers.......................       10.06%(c)        8.98%         9.11%(c)
 Portfolio turnover(d)..........       37.80%         105.29%       176.06%

--------
(a)  Period from commencement of operations (October 8, 1998).
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.

                       See notes to financial statements.

SUMMIT EMERGING MARKETS BOND FUND

                              Financial Highlights

         For a unit of beneficial interest outstanding for each period

                              For the        For the      For the        For the
                         Six Months Ended   Year Ended   Year Ended   Period Ended
                         November 30, 2000 May 31, 2000 May 31, 1999 May 31, 1998(a)
                         ----------------- ------------ ------------ ---------------
                            (Unaudited)
A Shares
Net Asset Value,
 Beginning of Period....      $  6.98        $  7.28      $  9.87        $ 10.00
                              -------        -------      -------        -------
INVESTMENT ACTIVITIES:
 Net investment income..         0.36           0.76         0.99           0.35
 Net realized and
  unrealized gains
  (losses) on
  investments...........        (0.79)         (0.29)       (2.54)         (0.15)
                              -------        -------      -------        -------
  Total from Investment
   Activities...........        (0.43)          0.47        (1.55)          0.20
                              -------        -------      -------        -------
DISTRIBUTIONS:
 Net investment income..        (0.37)         (0.77)       (1.00)         (0.33)
 Net realized gains.....          --             --         (0.04)           --
                              -------        -------      -------        -------
  Total Distributions...        (0.37)         (0.77)       (1.04)         (0.33)
                              -------        -------      -------        -------
Net Asset Value, End of
 Period.................      $  6.18        $  6.98      $  7.28        $  9.87
                              =======        =======      =======        =======
Total Return (excludes
 sales charges).........        (6.52)%(b)      6.37%     (14.86)%          2.01%(b)
Ratios to Average Net
 Assets/
 Supplemental Data:
 Net Assets at end of
  period (000)..........      $19,431        $22,003      $22,237        $25,879
 Expenses before
  waivers...............         2.17%(c)       2.18%        2.18%          2.20%(c)
 Net investment income
  before waivers........        10.36%(c)      10.06%       13.13%          8.47%(c)
 Expenses net of
  waivers...............         2.00%(c)       2.00%        2.00%          2.00%(c)
 Net investment income
  net of waivers........        10.54%(c)      10.24%       13.31%          8.67%(c)
 Portfolio turnover(d)..         4.21%         25.18%       37.83%         85.69%

--------
(a)  Period from commencement of operations (December 31, 1997).
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.

                       See notes to financial statements.

SUMMIT EMERGING MARKETS BOND FUND

                              Financial Highlights

         For a unit of beneficial interest outstanding for each period

                                      For the        For the        For the
                                 Six Months Ended   Year Ended   Period Ended
                                 November 30, 2000 May 31, 2000 May 31, 1999(a)
                                 ----------------- ------------ ---------------
                                    (Unaudited)
B Shares
Net Asset Value, Beginning of
 Period.........................      $ 6.97          $ 7.28        $ 5.94
                                      ------          ------        ------
INVESTMENT ACTIVITIES:
 Net investment income..........        0.30            0.71          0.62
 Net realized and unrealized
  gains (losses) on investments.       (0.75)          (0.31)         1.39
                                      ------          ------        ------
  Total from Investment
   Activities...................       (0.45)           0.40          2.01
                                      ------          ------        ------
DISTRIBUTIONS:
 Net investment income..........       (0.35)          (0.71)        (0.63)
 Net realized gains.............          --              --         (0.04)
                                      ------          ------        ------
  Total Distributions...........       (0.35)          (0.71)        (0.67)
                                      ------          ------        ------
Net Asset Value, End of Period..      $ 6.17          $ 6.97        $ 7.28
                                      ======          ======        ======
Total Return (excludes sales
 charges).......................       (6.83)%(b)       5.47%        35.12%(b)
Ratios to Average Net
 Assets/Supplemental Data:
 Net Assets at end of period
  (000).........................      $   39          $    2        $    1
 Expenses before waivers........        2.92%(c)        2.93%         2.94%(c)
 Net investment income before
  waivers.......................       11.44%(c)        9.29%        13.26%(c)
 Expenses net of waivers........        2.75%(c)        2.75%         2.75%(c)
 Net investment income net of
  waivers.......................       11.60%(c)        9.47%        13.43%(c)
 Portfolio turnover(d)..........        4.21%          25.18%        37.83%

--------
(a)  Period from commencement of operations (October 8, 1998).
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.

                       See notes to financial statements.

                      -----------------------------------


                             Trustees and Officers

                  Steven R. Sutermeister, Chairman and Trustee
                     James F. Smith, President and Trustee
                         Theodore H. Emmerich, Trustee
                           T. Ashley Cooper, Trustee
                            Bruce H. Olson, Trustee
                            John Quillin, Secretary
                            Nimish Bhatt, Treasurer

                                  -----------

                               Investment Adviser
                        First Summit Capital Management
                            312 Elm St., Suite 2525
                              Cincinnati, OH 45202

                             Investment Sub-Adviser
                        Summit Investment Partners, LLC
                            312 Elm St., Suite 2525
                              Cincinnati, OH 45202

                         Administrator and Distributor
                              BISYS Fund Services
                               3435 Stelzer Road
                            Columbus, OH 43219-3035

                                 Legal Counsel
                     Stradley, Ronon, Stevens & Young, LLP
                              2600 Commerce Square
                          Philadelphia, PA 19103-7098

                                    Auditors
                           PricewaterhouseCoopers LLP
                             100 East Broad Street
                               Columbus, OH 43215


01/01

                      -----------------------------------
                      -----------------------------------


                       [LOGO OF SUMMIT INVESTMENT TRUST]


                             Summit High Yield Fund
                       Summit Emerging Markets Bond Fund

                                   Managed by
                        First Summit Capital Management

                                 Sub-Advised by
                        Summit Investment Partners, LLC

                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               NOVEMBER 30, 2000


                      -----------------------------------